Investments in subsidiaries - Commentary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 159,500	$ 167,500
HSBC Overseas Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Investments in subsidiaries	25,800	32,800
Impairment loss recognised in profit or loss	5,512
Recoverable amount	11,000	10,800
Recoverable amount, premium to book value	3,700	3,700
HSBC Overseas Holdings (UK) Limited | Accumulated impairment losses
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 10,200	$ 4,700